Loans and advances to customers - Schedule of detail, by classification, of loans and advances to customers (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Loans And Advances To Customers [Line Items]
Financial assets held for trading	€ 230,253	€ 176,921	€ 156,118
Non-trading financial assets mandatorily at fair value through profit or loss	6,130	5,910	5,713
Financial assets designated at fair value through profit or loss	7,915	9,773	8,989
Financial assets at fair value through other comprehensive income	89,898	83,308	85,239
Financial assets at amortised cost	1,203,707	1,191,403	1,147,044
Total financial assets	283,497	243,203	193,716
Impairment losses
Loans And Advances To Customers [Line Items]
Total financial assets	(349)	(286)	(226)
Customers
Loans And Advances To Customers [Line Items]
Financial assets held for trading	26,591	11,634	9,550
Non-trading financial assets mandatorily at fair value through profit or loss	1,042	982	868
Financial assets designated at fair value through profit or loss	4,610	6,219	5,774
Financial assets at fair value through other comprehensive income	10,784	7,669	8,215
Financial assets at amortised cost	1,011,042	1,009,845	1,011,597
Total financial assets	1,054,069	1,036,349	1,036,004
Customers | Impairment losses
Loans And Advances To Customers [Line Items]
Total financial assets	(22,125)	(22,788)	(22,684)
Customers | Gross carrying amount
Loans And Advances To Customers [Line Items]
Total financial assets	€ 1,076,194	€ 1,059,137	€ 1,058,688